Basis of Presentation and General Information, Disposal of Vessels - 20F (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($) Vessel	Mar. 11, 2014 USD ($) Vessel
Basis of Presentation and General Information [Abstract]
Number of remaining vessels for sale | Vessel		4
Outstanding debt and accrued interest | $		$ 145,597
Number of vessels sold | Vessel	4
Gain from sale of vessels | $	$ 85,563